Share Capital and Warrants - Issued and Outstanding - Warrants (Details) - CAD ($) shares in Thousands, $ in Millions		12 Months Ended
	Jun. 14, 2023	Dec. 31, 2024	Dec. 31, 2023
Amount
Purchased and Cancelled		$ (87)
Common Share Warrants
Number of Warrants
Outstanding, beginning of year (in shares)		7,625	55,720
Exercised (in shares)		(3,982)	(2,610)
Purchases and cancelled (in shares)	(45,500)	0	(45,485)
Outstanding, end of year (in shares)		3,643	7,625
Amount
Outstanding, Beginning of Year		$ 25	$ 184
Issued Upon Exercise of Warrants		(13)	(8)
Purchased and Cancelled	$ (711)	0	(151)
Outstanding, End of Year		$ 12	$ 25